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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2010
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
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 Address:  109 MAIN ST.
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           GLOUCESTER, MA 01930
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 Form 13F File Number:  28-
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
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 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
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 Phone:    978-283-7079
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 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                October 7, 2010
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 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
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     [Repeat as necessary.]

SCHEDULE 13F WORKSHEET

                                                                 As of 9/30/2010

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                Units Held Today

                                                                                                        Voting Authority
                                                                 Market                Investment ----------------------------
                                                                  Value       Units      Powers      Full    Partial    None
                                                            -------------- ---------- ----------- --------- -------- ---------
AT&T INC.                            Common Stock 00206R102  $1,915,999.84  66,993.00      FULL   64,414.00     0.00  2,579.00
AT&T INC.                            Common Stock 00206R102    $251,108.00   8,780.00    PARTIAL   7,674.00 1,106.00      0.00
ABBOTT LABS                          Common Stock 002824100  $1,724,076.72  33,003.00      FULL   31,478.00     0.00  1,525.00
ABBOTT LABS                          Common Stock 002824100    $237,796.48   4,552.00    PARTIAL   4,512.00    40.00      0.00
AIR PRODS & CHEMS INC                Common Stock 009158106    $240,178.00   2,900.00      FULL    2,900.00     0.00      0.00
AMERICAN EXPRESS CO                  Common Stock 025816109    $275,884.92   6,564.00      FULL    6,564.00     0.00      0.00
APPLE COMPUTER INC                   Common Stock 037833100    $633,330.00   2,232.00      FULL    2,032.00     0.00    200.00
APPLE COMPUTER INC                   Common Stock 037833100    $207,137.50     730.00    PARTIAL     710.00    20.00      0.00
AUTOMATIC DATA PROCESSING INC        Common Stock 053015103  $1,081,305.81  25,727.00      FULL   24,802.00     0.00    925.00
AUTOMATIC DATA PROCESSING INC        Common Stock 053015103    $270,252.90   6,430.00    PARTIAL   6,395.00    35.00      0.00
BB&T CORP                            Common Stock 054937107    $607,827.36  25,242.00      FULL   23,713.00     0.00  1,529.00
BERKSHIRE HATHAWAY INC DEL B NEW     Common Stock 084670702    $856,978.20  10,365.00      FULL    9,460.00     0.00    905.00
CHEVRON CORPORATION                  Common Stock 166764100  $1,136,888.35  14,027.00      FULL   12,498.00     0.00  1,529.00
CHEVRON CORPORATION                  Common Stock 166764100    $225,724.25   2,785.00    PARTIAL   2,675.00   110.00      0.00
CHUBB CORP                           Common Stock 171232101    $816,666.70  14,330.00      FULL   12,742.00     0.00  1,588.00
CISCO SYS INC                        Common Stock 17275R102    $618,937.80  28,782.00      FULL   26,377.00   350.00  2,055.00
CISCO SYS INC                        Common Stock 17275R102    $213,984.90   9,771.00    PARTIAL   8,961.00   810.00      0.00
COMPASS MINERALS INTERNATIONAL INC   Common Stock 20451N101    $427,003.26   5,573.00      FULL    5,193.00     0.00    380.00
DANAHER CORP                         Common Stock 235851102    $203,496.71   5,011.00      FULL    5,011.00     0.00      0.00
DANVERS BANCORP, INC.                Common Stock 236442109    $206,265.15  13,455.00      FULL        0.00     0.00 13,455.00
EMERSON ELEC CO                      Common Stock 291011104    $406,956.49   7,728.00      FULL    7,728.00     0.00      0.00
EXPEDITORS INTL WASH INC             Common Stock 302130109    $783,829.65  16,955.00      FULL   15,945.00     0.00  1,010.00
EXXON MOBIL CORP                     Common Stock 30231G102  $2,172,536.39  35,160.00      FULL   33,963.00     0.00  1,197.00
EXXON MOBIL CORP                     Common Stock 30231G102    $832,392.32  13,471.31    PARTIAL  10,240.31 2,831.00    400.00
FASTENAL COMPANY                     Common Stock 311900104    $365,521.68   6,872.00      FULL    6,472.00     0.00    400.00
FIRST TRUST VALUE LI                 ETF-DOMESTIC 33734H106    $318,894.30  22,410.00      FULL   22,410.00     0.00      0.00
                                     LARGE CAP
GENERAL DYNAMICS CORP                Common Stock 369550108    $226,430.05   3,605.00      FULL    3,270.00     0.00    335.00
GENERAL ELEC CO                      Common Stock 369604103    $393,412.50  24,210.00      FULL   21,410.00     0.00  2,800.00

GENERAL ELEC CO                      Common Stock 369604103    $248,673.75  15,303.00    PARTIAL  14,283.00 1,020.00      0.00
GENERAL MILLS INC                    Common Stock 370334104    $436,287.61  11,940.00      FULL   11,540.00     0.00    400.00
INTERNATIONAL BUSINESS MACHINES CORP Common Stock 459200101    $222,001.70   1,655.00      FULL    1,655.00     0.00      0.00
J P MORGAN CHASE & CO                Common Stock 46625H100    $524,809.33  13,789.00      FULL   13,539.00     0.00    250.00
JOHNSON & JOHNSON                    Common Stock 478160104    $946,439.01  15,275.00      FULL   13,604.00     0.00  1,671.00
JOHNSON & JOHNSON                    Common Stock 478160104    $225,658.32   3,642.00    PARTIAL   2,902.00   740.00      0.00
KINDER MORGAN MANAGEMENT, LLC        Common Stock 49455U100    $204,488.46   3,394.00      FULL    3,394.00     0.00      0.00
LOWES COS INC                        Common Stock 548661107    $386,731.50  17,350.00      FULL   16,490.00     0.00    860.00
MC DONALDS CORP                      Common Stock 580135101  $1,095,669.55  14,705.00      FULL   14,410.00     0.00    295.00
MC DONALDS CORP                      Common Stock 580135101    $208,851.53   2,803.00    PARTIAL   2,763.00    40.00      0.00
MICROSOFT CORP                       Common Stock 594918104  $1,078,662.04  44,045.00      FULL   42,641.00   250.00  1,154.00
MICROSOFT CORP                       Common Stock 594918104    $247,887.78  10,122.00    PARTIAL   9,537.00   385.00    200.00
NEXTERA ENERGY INC COM               Common Stock 65339F101    $276,464.37   5,083.00      FULL    4,379.00   100.00    604.00
NIKE INC                             Common Stock 654106103    $668,367.60   8,340.00      FULL    7,940.00   200.00    200.00
NOVARTIS A G  A D R                  American     66987V109    $663,031.99  11,497.00      FULL   11,077.00     0.00    420.00
                                     Depository
                                     Receipts
PEPSICO INC                          Common Stock 713448108  $1,342,420.20  20,205.00      FULL   19,355.00     0.00    850.00
PEPSICO INC                          Common Stock 713448108    $224,567.20   3,380.00    PARTIAL   3,380.00     0.00      0.00
PROCTER & GAMBLE CO                  Common Stock 742718109  $1,081,528.97  18,034.50      FULL   17,419.50     0.00    615.00
ROCKPORT NATL BANCORP INC            Common Stock 773871108    $370,281.20   7,289.00      FULL    7,289.00     0.00      0.00
SELECT SECTOR SPDR-MATERIALS         Common Stock 81369Y100    $465,967.70  14,215.00      FULL   12,975.00   100.00  1,140.00
ENERGY SELECT SECTOR SPDR            Common Stock 81369Y506    $308,610.30   5,505.00      FULL    5,265.00     0.00    240.00
SELECT SECTOR SPDR-FINANCIAL         Common Stock 81369Y605  $1,006,209.42  70,146.00      FULL   69,896.00   250.00      0.00
SELECT SECTOR SPDR-FINANCIAL         Common Stock 81369Y605    $326,839.44  22,785.00    PARTIAL  22,585.00   200.00      0.00
INDUSTRIAL SELECT SECTOR SPDR        Common Stock 81369Y704    $270,165.36   8,637.00      FULL    8,637.00     0.00      0.00
SELECT SECTOR SPDR-TECHNOLOGY        Common Stock 81369Y803    $346,796.30  15,065.00      FULL   14,290.00     0.00    775.00
UTILITIES SELECT SECTOR SPDR FUND    Common Stock 81369Y886    $726,447.00  23,150.00      FULL   22,330.00     0.00    820.00
STATE STR CORP                       Common Stock 857477103    $489,580.00  13,000.00      FULL   13,000.00     0.00      0.00
AXIAM, INC.                          Common Stock 87508Y992        $100.00  10,000.00      FULL   10,000.00     0.00      0.00
TEVA PHARMACEUTICAL INDS LTD ADR     American     881624209    $569,119.75  10,789.00      FULL    9,709.00     0.00  1,080.00
                                     Depository
                                     Receipts
3M CO                                Common Stock 88579Y101    $920,686.78  10,618.00      FULL    9,689.00     0.00    929.00
3M CO                                Common Stock 88579Y101    $248,684.28   2,868.00    PARTIAL   2,468.00   200.00    200.00

VERIZON COMMUNICATIONS INC           Common Stock 92343V104    $601,155.18  18,446.00      FULL   18,002.00     0.00    444.00
VERIZON COMMUNICATIONS INC           Common Stock 92343V104    $213,855.58   6,562.00    PARTIAL   5,412.00   906.00    244.00
WAL MART STORES INC                  Common Stock 931142103    $528,188.88   9,869.00      FULL    9,374.00     0.00    495.00
ACCENTURE LTD                        Common Stock G1151C101    $473,508.56  11,144.00      FULL   10,894.00     0.00    250.00
                                                            -------------- ----------
   GRAND TOTAL                                              $35,599,552.87 898,313.81